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                              DEWEY BALLANTINE LLP


                          1301 AVENUE OF THE AMERICAS
                         NEW YORK, NEW YORK 10019-6092
                       TEL 212 259-8000 FAX 212 259-6333


J. ANTHONY TERRELL
212 259 7070
JTERRELL@DEWEYBALLANTINE.COM

                                  April 7, 2006


Securities and Exchange Commission
100 F. Street, N.E.
Washington, D. C.  20549


Attention:  Mr. H. Christopher Owings
            Assistant Director
            Division of Corporation Finance

                  Re:   AVA Formation Corp.
                        Registration Statement on Form S-4
                        Filed February 15, 2006
                        File No. 333-131872

                        Avista Corporation
                        Form 10-K for Year Ended December 31, 2005
                        Filed March 7, 2006
                        File No. 1-03701


Ladies and Gentlemen:

            On behalf of our client, AVA Formation Corp. ("AVA"), we advise you that AVA is causing to be electronically transmitted herewith for filing Amendment No. 2 to the Registration Statement referred to above. Amendment No. 2 includes changes made in response to comments by the Staff in the letter dated April 6, 2006 ("Comment Letter"). We are also delivering to members of the Staff paper copies of Amendment No. 2 marked to show changes.

            On behalf of AVA and our client Avista Corporation ("Avista"), we are submitting in this letter the specific responses of those companies to the comments of the Staff in the Comment Letter. For your convenience, each comment of the Staff is repeated in this letter, followed by the response thereto.


      NEW YORK WASHINGTON, D.C. LOS ANGELES EAST PALO ALTO HOUSTON AUSTIN
                   LONDON WARSAW FRANKFURT MILAN ROME BEIJING
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Securities and Exchange Commission
Mr. H. Christopher Owings
April 7, 2006
Page 2


Form S-4

General

      1. We note your responses to comments 1 and 28 in our letter dated March 16, 2006; however, we reissue our previous comments. Although prior to the share exchange, AVA had no assets, liabilities, revenues or operations, please revise your disclosure to clarify that after the share exchange, AVA will continue the existing operations and business of Avista. We note that on page 40 you state that the holding company structure will make it easier to enter into new businesses. Please describe any new business or plan of operations for AVA after the share exchange and any material differences in the businesses or operations that may occur after the share exchange.

                        The information under "Business of AVA" has been
            expanded so as to clarify the disclosure as to the business of AVA and its subsidiaries after the effective time of the Share Exchange.

                        As noted under that heading, the management of AVA has
            no present intention of entering into any new line of business. Therefore the reference to new business as on old page 40 (as referred to in your letter) has been deleted. We had intended to delete it from Amendment No. 1.

Form of Proxy

      2. We note your response to comment 4 in our letter dated March 16, 2006; however, we reissue our comment because the proxy card does not appear to be revised.

                        We understand that, since the prior comment was complied
            with (in the Edgar filing of the proxy card), this comment has been withdrawn.

Summary, page 5

      3. Please refrain from using defined terms in the summary. Please use abbreviated names or revise so that the terms are clear from their context. Refer to Rule 421(d) of Regulation C.

                        We have refrained from using most defined terms in the
            Summary, although we have continued to use capital letters in terms which are proper names or titles, or acronyms therefor, or where the term is, in our view, unusual and needs emphasis, as discussed below. We have eliminated the list of defined terms from the document.
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Securities and Exchange Commission
Mr. H. Christopher Owings
April 7, 2006
Page 3


                        In the body of the document, we have continued to use
            capital letters in these and certain other terms, particularly where the concept being conveyed is especially important or unusual. For example, the term Share Exchange was retained because only certain states permit the share exchange as a statutory procedure. For example, in Delaware a holding company must be formed by reverse triangular merger. We believe that the statutory share exchange may not be fully understood by the reader unless it is emphasized so as to be distinguishable from an ordinary exchange offer.

      4. We note your response to comment 25 in our letter dated March 16, 2006; however, your organizational charts remain unclear. For example, please refer to the last chart on page 8 and revise footnote (1) since Avista Formation Corp. does not appear in the last chart. In addition, please revise to clarify whether by "business segment" you are referring to subsidiaries. Please revise to identify subsidiaries and include ownership percentage information.

                        We have clarified, both in the Summary and in the body
            of the document, the business segments and the entities engaging in such segments of business.

                        Further, we have revised the organizational charts and,
            as per discussions with the Staff, inserted the percentages of ownership of voting stock.

      5. Please further describe the Avista capital dividend and discuss the reasons for the dividend.

                        Further information regarding the mechanics of the
            Avista Capital Transfer has been inserted in the Summary under "Proposed Holding Company Structure". Further information regarding the reasons for the Avista Capital Transfer has been inserted in the Summary under "Reasons for the Holding Company Proposal".

Risk Factors, page 13

      6. We note your response to comment 14 in our letter dated March 16, 2006. Further, we note that it appears that you are discussing two risks under one heading: dependence on the receipt of dividends from subsidiaries and the risk of increased leverage. Please revise to discuss each risk under a separate, appropriate heading.

               The risk factors have been separated as requested.
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Securities and Exchange Commission
Mr. H. Christopher Owings
April 7, 2006
Page 4


Voting Procedures, page 18

      7. We note your response to comment 16 in our letter dated March 16, 2006; however, we reissue our previous comment. Please revise to clearly state that proxies voting against the proposals may not be used by management to vote for adjournment or postponement pursuant to its discretionary authority to permit further solicitation. See Rule 14a-4(b).

                        The last paragraph under "VOTING PROCEDURES -
            Adjournment" has been made into three separate paragraphs for purposes of clarification.

Proposal 1 - Election of Directors, page 19

      8. Please refer to comment 17 in our letter dated March 16, 2006. We note your revised disclosure in the biographical information for Ms. Blake and Mr. Knight indicating that they have been in their current positions "for over five years." Please revise each biography to disclose the specific dates of employment for the past five years.

                        The biographical information of several directors has
            been clarified.

Material United States Income Tax Consequences, page 51

      9. We note your response to comment 31 in our letter dated March 16, 2006. Please provide us with a copy of the revised tax opinion for our review.

                        The opinion of Heller Ehrman LLP has been refiled as
            Exhibits 5(a) and 8 and has been revised as requested.

Class Action Securities Litigation, page 40

      10. Please refer to comment 22 in our letter dated March 16, 2006. We note your response indicating that the defendant's motion to dismiss is fully briefed and set for oral hearing on April 14, 2006. Please include this updated disclosure in the filing. We also note your explanation as to why you do not expect that this lawsuit will have a material adverse effect on your financial condition, results of operations or cash flows. Disclosure in this section indicates that a change in your estimates of the probability or amount of liability being incurred could be "significant." Please
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Securities and Exchange Commission
Mr. H. Christopher Owings
April 7, 2006
Page 5


            explain to us, with a view towards disclosure, your potential liability and how an adverse ruling would affect you.

                        The paragraph discussing this litigation has been
            replaced. The new paragraph contains updates included in the corresponding paragraph in Avista's 2005 Form 10-K (including the alleged drop in Avista's total market capitalization of $2.6 billion during the alleged class period), as well as further updates referred to in our letter to the Staff of March 27, 2006.

                        As discussed with Peggy Kim, Esq. and Matthew J. Benson,
            Esq. of the Staff, and as set forth in our letter of March 27, 2006, Avista believes that the amended complaint should be dismissed for essentially the same reasons that the original complaint was dismissed - for failure to show sufficient loss causation. This has been emphasized in the new paragraph.

                        The last two sentences of the old paragraph have been
            deleted in that they are not necessary for an accurate portrayal of the status of this litigation, management's position with respect thereto, management's belief as the proper disposition thereof or its assessment as to the likely effect on Avista. The purpose of these sentences was purely cautionary. As discussed, management believes that the amended complaint is deficient and, like the original, should be dismissed. Accordingly, while the outcome of any litigation is never certain (which is noted), it is management's assessment, based on all information currently available, that it is not probable that this litigation will result in any material adverse effect on Avista.

                        Avista believes that the new paragraph, updated as it
            has been, and particularly without the last two sentences of the old paragraph, is an accurate and reasonable discussion of the litigation and management's assessment thereof.

Listing of AVA Common Stock, page 59

      11. We note your response to comment 32; however, we reissue that part of our comment asking about the timing of the listing of AVA's common stock. Specifically, disclose the length of time that shareholders may be holding illiquid common stock. If applicable, discuss this potential illiquidity in the risk factor section.

                        As discussed with Ms. Kim and Mr. Benson, Avista Common
            Stock will be listed until the effective time of the Share Exchange, and AVA Common Stock will be listed at and after the effective time. The disclosure under the heading "Listing of AVA Common Stock" has been clarified.
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Securities and Exchange Commission
Mr. H. Christopher Owings
April 7, 2006
Page 6


Form 10-K for the fiscal year ended December 31, 2005

Financial Statements

Note 18.  Interest Rate Swap Agreements, page 94

      12. Please tell us in greater detail the reasons why you consider the forward-starting interest rate swap to be a hedge of anticipated proceeds from the forecasted debt issuance. Please help us to understand why it is not a hedge of the ongoing interest expense of the forecasted debt issue. In this regard, please explain to us in detail how the forward-starting interest rate swap operates. Please tell us when mandatory settlement was required to occur and whether the termination upon issuance was an early settlement. We may have further comment.

                        As discussed with Mr. James Allegretto and Ms. Sondra
            Snyder of Staff on April 3, the designated hedged item for Avista's forward-starting interest rate swap agreements are the forecasted interest payments on the forecasted debt to be issued. Such designation is contained in Avista's hedge documentation and discussed in the second paragraph of Note 18 to Avista's consolidated financial statements. The fair value of these forward-starting interest rate swap agreements at inception was zero. On an ongoing basis, the fair value of these interest rate swaps is determined based upon Avista paying a fixed rate (as determined at the swap inception date) and receiving a variable rate (which fluctuates on a daily basis) for the entire term of the forecasted debt agreement. Specifically, on June 1, 2005, Avista entered into a forward-starting interest rate swap agreement to hedge interest payments on $50 million of forecasted 30-year debt beginning December 1, 2005 and ending December 1, 2035. This agreement had a mandatory cash settlement (at fair value) on June 1, 2006. However, Avista had the option for early termination of the interest rate swap agreement through cash settlement (at fair value) and elected to do so in November 2005 in conjunction with the issuance of the previously forecasted debt. Upon termination, Avista received $4.4 million of cash proceeds based upon the fair value of the interest rate swap agreement on the termination date.

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Securities and Exchange Commission
Mr. H. Christopher Owings
April 7, 2006
Page 7

                                 --------------


            Since Avista's Annual Meeting of Shareholders is scheduled to be held on May 11, 2006 and delaying the meeting could have adverse consequences, our clients need to resolve these issues as soon as possible. We would greatly appreciate the Staff's telephonic advice as to the adequacy of the responses contained in this letter and/or as to any further comments, or questions. Please feel free to contact J. Anthony Terrell (212-259-7070), Michael F. Fitzpatrick, Jr. (212-259-6670), Kevin C. Felz (212-259-6456) or Lisa M. Walker
(212-259-8495).

            Thank you in advance for your consideration.

                                              Very truly yours,

                                              DEWEY BALLANTINE LLP, Counsel for
                                              AVA Formation Corp.
                                              Avista Corporation


                                              By /s/ J. Anthony Terrell
                                                 -----------------------------
                                                 J. Anthony Terrell